Losses per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per Share Reconciliation [Abstract]
Net loss attributable to DryShips Inc.	$ (42,544)	$ (198,686)	$ (2,847,061)
Plus: Contribution from Series D Preferred Stock	2,805
Less: Convertible Preferred stock dividends		(7,695)
Less: Non-vested common stock dividends declared and undistributed earnings			(570)
Basic LPS
Loss available to common stockholders	$ (39,739)	$ (206,381)	$ (2,847,631)
Weighted-average number of outstanding shares (denominator)	35,225,784	453	57
Amount per share	$ (1.13)	$ (455,587.20)	$ (49,958,438.60)
Diluted LPS
Loss available to common stockholders	$ (39,739)	$ (206,381)	$ (2,847,631)
Weighted-average number of outstanding shares (denominator)	35,225,784	453	57
Amount per share	$ (1.13)	$ (455,587.20)	$ (49,958,438.60)